SUPPLEMENTAL INFORMATION - Changes in the standardized measure of discounted cash flows (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Standardized measure of undiscounted future net cash flows
Discounted future net cash flows attributable to non-controlling interests	¥ 251,644	¥ 178,978	¥ 284,582
Changes in the standardized measure of discounted cash flows
Net changes for the year	72,666	(105,604)	(6,714)
Group
Standardized measure of undiscounted future net cash flows
Future cash flows	941,015	595,159	869,402
Future production costs	(413,006)	(275,409)	(384,417)
Future development costs	(79,562)	(80,785)	(83,253)
Future income tax expenses	(113,598)	(11,758)	(40,720)
Undiscounted future net cash flows	334,849	227,207	361,012
10% annual discount for estimated timing of cash flows	(93,354)	(54,158)	(86,635)
Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves, Total	241,495	173,049	274,377
Discounted future net cash flows attributable to non-controlling interests	370	(1,284)	305
Changes in the standardized measure of discounted cash flows
Sales and transfers of oil and gas produced, net of production costs	(98,705)	(58,449)	(85,821)
Net changes in prices and production costs	135,697	(122,641)	(25,442)
Net changes in estimated future development cost	(7,413)	(11,628)	(10,568)
Net changes due to extensions, discoveries and improved recoveries	46,425	35,292	49,605
Revisions of previous quantity estimates	42,637	(1,901)	24,855
Previously estimated development costs incurred during the year	5,475	6,684	9,737
Accretion of discount	16,448	31,940	32,407
Net changes in income taxes	(72,118)	19,375	1,547
Net changes for the year	68,446	(101,328)	(3,680)
Group | Previously stated
Standardized measure of undiscounted future net cash flows
Future cash flows		595,159	869,402
Future production costs		(275,409)	(384,417)
Future development costs		(27,028)	(27,065)
Future income tax expenses		(11,758)	(40,720)
Undiscounted future net cash flows		280,964	417,200
10% annual discount for estimated timing of cash flows		(87,579)	(126,203)
Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves, Total		193,385	290,997
Group | Change in accounting policy
Standardized measure of undiscounted future net cash flows
Future development costs		(53,757)	(56,188)
Undiscounted future net cash flows		(53,757)	(56,188)
10% annual discount for estimated timing of cash flows		33,421	39,568
Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves, Total		(20,336)	(16,620)
Group | As Restated
Standardized measure of undiscounted future net cash flows
Future cash flows		595,159	869,402
Future production costs		(275,409)	(384,417)
Future development costs		(80,785)	(83,253)
Future income tax expenses		(11,758)	(40,720)
Undiscounted future net cash flows		227,207	361,012
10% annual discount for estimated timing of cash flows		(54,158)	(86,635)
Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves, Total		173,049	274,377
Equity method investments
Standardized measure of undiscounted future net cash flows
Future cash flows	49,217	31,259	41,796
Future production costs	(18,026)	(13,050)	(13,141)
Future development costs	(6,328)	(5,712)	(5,603)
Future income tax expenses	(4,513)	(1,740)	(3,995)
Undiscounted future net cash flows	20,350	10,757	19,057
10% annual discount for estimated timing of cash flows	(10,201)	(4,828)	(8,852)
Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves, Total	10,149	5,929	10,205
Changes in the standardized measure of discounted cash flows
Sales and transfers of oil and gas produced, net of production costs	(2,174)	(1,984)	(2,741)
Net changes in prices and production costs	4,967	(5,190)	(2,804)
Net changes in estimated future development cost	(752)	(299)	(881)
Net changes due to extensions, discoveries and improved recoveries	503	403	1,215
Revisions of previous quantity estimates	1,659	403	(317)
Previously estimated development costs incurred during the year	287	232	355
Accretion of discount	1,022	979	1,438
Net changes in income taxes	(1,292)	1,180	701
Net changes for the year	4,220	(4,276)	(3,034)
Mainland China
Standardized measure of undiscounted future net cash flows
Discounted future net cash flows attributable to non-controlling interests	240,370	176,949	273,700
Mainland China | Previously stated
Standardized measure of undiscounted future net cash flows
Future cash flows		589,659	856,037
Future production costs		(271,824)	(377,692)
Future development costs		(23,902)	(22,216)
Future income tax expenses		(10,521)	(39,634)
Undiscounted future net cash flows		283,412	416,495
10% annual discount for estimated timing of cash flows		(86,127)	(126,175)
Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves, Total		197,285	290,320
Mainland China | Change in accounting policy
Standardized measure of undiscounted future net cash flows
Future development costs		(53,757)	(56,188)
Undiscounted future net cash flows		(53,757)	(56,188)
10% annual discount for estimated timing of cash flows		33,421	39,568
Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves, Total		(20,336)	(16,620)
Mainland China | As Restated
Standardized measure of undiscounted future net cash flows
Future cash flows		589,659	856,037
Future production costs		(271,824)	(377,692)
Future development costs		(77,659)	(78,404)
Future income tax expenses		(10,521)	(39,634)
Undiscounted future net cash flows		229,655	360,307
10% annual discount for estimated timing of cash flows		(52,706)	(86,607)
Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves, Total		176,949	273,700
Mainland China | Group
Standardized measure of undiscounted future net cash flows
Future cash flows	930,302	589,659	856,037
Future production costs	(407,903)	(271,824)	(377,692)
Future development costs	(77,687)	(77,659)	(78,404)
Future income tax expenses	(111,178)	(10,521)	(39,634)
Undiscounted future net cash flows	333,534	229,655	360,307
10% annual discount for estimated timing of cash flows	(93,164)	(52,706)	(86,607)
Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves, Total	240,370	176,949	273,700
Other countries
Standardized measure of undiscounted future net cash flows
Discounted future net cash flows attributable to non-controlling interests	11,274	2,029	10,882
Other countries | Group
Standardized measure of undiscounted future net cash flows
Future cash flows	10,713	5,500	13,365
Future production costs	(5,103)	(3,585)	(6,725)
Future development costs	(1,875)	(3,126)	(4,849)
Future income tax expenses	(2,420)	(1,237)	(1,086)
Undiscounted future net cash flows	1,315	(2,448)	705
10% annual discount for estimated timing of cash flows	(190)	(1,452)	(28)
Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves, Total	1,125	(3,900)	677
Discounted future net cash flows attributable to non-controlling interests	370	(1,284)	305
Other countries | Equity method investments
Standardized measure of undiscounted future net cash flows
Future cash flows	49,217	31,259	41,796
Future production costs	(18,026)	(13,050)	(13,141)
Future development costs	(6,328)	(5,712)	(5,603)
Future income tax expenses	(4,513)	(1,740)	(3,995)
Undiscounted future net cash flows	20,350	10,757	19,057
10% annual discount for estimated timing of cash flows	(10,201)	(4,828)	(8,852)
Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves, Total	¥ 10,149	¥ 5,929	¥ 10,205